OTHER COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
OTHER COMMITMENTS AND CONTINGENCIES
OTHER COMMITMENTS AND CONTINGENCIES

In the normal course of business, there are outstanding commitments and contingencies that are not reflected in the accompanying consolidated financial statements.  The Company is a party to financial instruments with off-balance sheet risk to meet the financing needs of its customers.  These financial instruments include commitments to extend credit and standby letters of credit and involve, to varying degrees, elements of credit and interest rate risk in excess of the amounts recognized on the balance sheets.  The contractual amounts of those instruments reflect the extent of involvement the Company has in particular classes of financial instruments.

Loan Commitments and Letters of Credit
The contractual amounts of commitments to extend credit represent the amount of potential loss should the contract be fully drawn upon, the customer defaults and the value of any existing collateral be determined as worthless.  The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance sheet instruments.  Financial instruments whose contract amounts represent credit risk at December 31, 2011 and 2010 were as follows:

	December 31,
	2011	2010
	(In Thousands)
Commitments to extend credit:
Future loan commitments	$31,211	$10,166
Undisbursed construction loans	5,673	6,708
Undisbursed home equity lines of credit	23,172	21,106
Undisbursed commercial lines of credit	17,995	12,239
Overdraft protection lines	1,190	1,311
Standby letters of credit	34	115
Total commitments	$79,275	$51,645

Future loan commitments at December 31, 2011 and 2010 included fixed rate loan commitments of $16.0 million and $6.1 million, respectively, at interest rates ranging from 3.00% to 6.25% and 3.50% to 5.75%, respectively.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract.  Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee.  The Company evaluates each customer's creditworthiness on a case-by-case basis.  The amount of collateral obtained, if deemed necessary by the Company upon extension of credit, is based on management's credit evaluation of the counterparty.  Collateral held varies but may include residential and commercial property, accounts receivable, inventory, property, plant and equipment, deposits and securities.

Undisbursed commitments under construction, home equity or commercial lines of credit are commitments for future extensions of credit to existing customers.  Total undisbursed amounts on lines of credit may expire without being fully drawn upon and therefore, do not necessarily represent future cash requirements.
Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party.  Letters of credit are primarily issued to support public or private borrowing arrangements.  Essentially all letters of credit issued have expiration dates within one year.

Operating Lease Commitments
The Company leases certain of its branch offices and equipment under operating lease agreements that expire at various dates through 2028.  At December 31, 2011, future minimum rental commitments pursuant to the terms of noncancelable lease agreements, by year and in the aggregate, are as follows (in thousands):

2012	$1,391
2013	1,272
2014	1,207
2015	1,065
2016	866
Thereafter	5,628
Total	$11,429

Certain leases contain options to extend for periods of 5 to 20 years.  The cost of such extensions is not included in the above amounts.  Rental expense charged to operations for cancelable and noncancelable operating leases was $1.4 million, $1.3 million and $1.4 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Legal Matters
Various legal claims arise from time to time in the normal course of business.  Management believes that the resolution of these matters will not have a material effect on the Company’s financial condition or results of operations.

Investment Commitments
The Bank is a limited partner in three SBICs.  In 1998, the Bank became a limited partner in an SBIC and committed to contribute capital of $1.0 million to the limited partnership.  In 2007, the Bank became a limited partner in a second SBIC and committed to contribute capital of $1.0 million to the limited partnership.  The Bank recognized write-downs totaling $72,000, $12,000 and $383,000 on its investment in the two SBICs during the years ended December 31, 2011, 2010 and 2009, respectively.  The SBICs, with a combined net book value of $746,000 and $793,000 at December 31, 2011 and 2010, respectively, are included in other assets.  During 2011, the Bank became a limited partner in a third SBIC and committed to contribute $1.0 million to the limited partnership. At December 31, 2011, the Bank’s remaining off-balance sheet commitment for capital investment in the SBICs was $1.4 million.